Postretirement Plans - Schedule of Fair Value of Plan Assets (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	$ 125,220	$ 134,796
Total investments	427,929	408,018
Investments measured at NAV	302,709	273,222
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total investments	4,562	12,043
Investments measured at NAV	1,540	1,544
Equity funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	22,341	19,390
Investments measured at NAV	128,147	111,225
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total investments	19,177	22,383
Investments measured at NAV	53,311	41,607
Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	48,756	47,102
Corporate funds
Defined Benefit Plan Disclosure [Line Items]
Investments measured at NAV	1,653	1,500
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	30,384	33,878
Investments measured at NAV	118,058	117,346
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments	26,934	31,452
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total investments	4,562	12,043
Level 1 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	22,341	19,390
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total investments	31	19
Level 1 | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	0	0
Level 1 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments	19,146	22,364
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total investments	0	0
Level 2 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	0	0
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total investments	19,146	22,364
Level 2 | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	0	0
Level 2 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments	79,140	80,980	$ 47,926
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total investments	0	0
Level 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total investments	0	0
Level 3 | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	48,756	47,102
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Total investments	$ 30,384	$ 33,878	$ 23,194